Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	TPG PACE TECH OPPORTUNITIES CORP.
Entity Central Index Key	0001819404
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1499860
Entity Address, Address Line One	301 Commerce Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	212
Local Phone Number	405-8458